Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 8	$ 2	$ 2,173	$ (3,350)	$ (1,167)
Balance, shares at Dec. 31, 2021	8,055,575	2,124,000
Shares issued from common stock to be issued	$ 2	$ (2)
Shares issued from common stock to be issued, shares	2,124,000	(2,124,000)
Issuance of common shares upon conversion of convertible notes payable and accrued interest			648		648
Issuance of common shares upon conversion of convertible notes payable and accrued interest, shares	154,782
Fair value of warrants issued in connection with convertible notes payable			390		390
Net loss				(1,050)	(1,050)
Balance at Dec. 31, 2022	$ 10		3,211	(4,400)	(1,179)
Balance, shares at Dec. 31, 2022	10,334,357
Net loss				(694)	(694)
Balance at Sep. 30, 2023	$ 10		3,211	(5,094)	(1,873)
Balance, shares at Sep. 30, 2023	10,334,357
Balance at Dec. 31, 2022	$ 10		3,211	(4,400)	(1,179)
Balance, shares at Dec. 31, 2022	10,334,357
Net loss				(1,812)	(1,812)
Fair value of shares issued in connection with shareholder dispute	$ 1		912		913
Fair value of shares issued in connection with shareholder dispute, shares	228,283
Balance at Dec. 31, 2023	$ 11		4,123	(6,212)	(2,078)
Balance, shares at Dec. 31, 2023	10,562,640
Balance at Jun. 30, 2023	$ 10		3,211	(4,782)	(1,561)
Balance, shares at Jun. 30, 2023	10,334,357
Net loss				(312)	(312)
Balance at Sep. 30, 2023	$ 10		3,211	(5,094)	(1,873)
Balance, shares at Sep. 30, 2023	10,334,357
Balance at Dec. 31, 2023	$ 11		4,123	(6,212)	(2,078)
Balance, shares at Dec. 31, 2023	10,562,640
Issuance of common shares upon conversion of convertible notes payable and accrued interest			884		884
Issuance of common shares upon conversion of convertible notes payable and accrued interest, shares	368,371
Fair value of warrants issued in connection with convertible notes payable			29		29
Net loss				(1,623)	(1,623)
Issuance of common shares upon the closing of the initial public offering, net of offering costs	$ 2		4,650		4,652
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares	1,550,000
Issuance of common shares upon conversion of accounts payable			1,456		1,456
Issuance of common shares upon conversion of accounts payable, shares	364,110
Issuance of common shares upon conversion of amounts due to related parties			7		7
Issuance of common shares upon conversion of amounts due to related parties, shares	1,664
Fair value of vested restricted stock units			5		5
Balance at Sep. 30, 2024	$ 13		11,154	(7,835)	3,332
Balance, shares at Sep. 30, 2024	12,846,785
Balance at Jun. 30, 2024	$ 11		4,123	(6,788)	(2,654)
Balance, shares at Jun. 30, 2024	10,562,640
Issuance of common shares upon conversion of convertible notes payable and accrued interest			884		884
Issuance of common shares upon conversion of convertible notes payable and accrued interest, shares	368,371
Fair value of warrants issued in connection with convertible notes payable			29		29
Net loss				(1,047)	(1,047)
Issuance of common shares upon the closing of the initial public offering, net of offering costs	$ 2		4,650		4,652
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares	1,550,000
Issuance of common shares upon conversion of accounts payable			1,456		1,456
Issuance of common shares upon conversion of accounts payable, shares	364,110
Issuance of common shares upon conversion of amounts due to related parties			7		7
Issuance of common shares upon conversion of amounts due to related parties, shares	1,664
Fair value of vested restricted stock units			5		5
Balance at Sep. 30, 2024	$ 13		$ 11,154	$ (7,835)	$ 3,332
Balance, shares at Sep. 30, 2024	12,846,785